Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 23,371	$ 14,921
Short-term deposit		197
Accounts receivable, net	6,489	5,961
Inventories	2,183	3,624
Prepayments and other assets	6,416	4,255
Other investments	7,613	11,690
Total current assets	49,017	41,346
Non-current assets:
Long-term investments	1,956	1,711
Property and equipment, net	2,433	1,181
Right-of-use assets, net	2,321	206
Intangible assets, net	652	802
Prepayments	228	688
Total non-current assets	7,590	4,588
Total assets	56,607	45,934
Current liabilities:
Short term borrowings	5,297	2,876
Accrued expenses and other liabilities	24,755	24,014
Accounts payable	5,314	6,832
Contract liabilities	1,425	1,052
Operating lease liabilities	1,082	184
Total current liabilities	39,123	36,439
Non-current liabilities:
Operating lease liabilities	1,286
Other non-current liabilities	145	204
Total non-current liabilities	1,431	204
Total liabilities	40,554	36,643
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	240,137	236,774
Accumulated other comprehensive income	2,463	1,876
Accumulated losses	(226,566)	(229,377)
Total shareholders’ equity	16,053	9,291
Total liabilities and shareholders’ equity	56,607	45,934
Class A Ordinary Shares
Shareholders’ equity:
Class ordinary shares	13	12
Class B Ordinary Shares
Shareholders’ equity:
Class ordinary shares	6	6
Related Party
Current assets:
Amounts due from related parties	2,945	698
Current liabilities:
Amounts due to related parties	$ 1,250	$ 1,481